SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
SEGMENTED INFORMATION [Text Block]

10. SEGMENTED INFORMATION

During 2021, the Company had two operating segments: the Las Chispas Project and the El Picacho Property ("Picacho"), which is in the exploration phase. Corporate includes the corporate team that provides administrative, technical, financial, and other support to the Company's business units.

Significant information relating to the Company's reportable operating segments during 2021 is summarized below:

	Las Chispas	Picacho	Corporate	Total
Loss for the year	$-	$(10,411)	$(12,353)	$(22,764)

Additions to:
Development	$57,973	$-	$-	$57,973
PPE	70,151	-	-	70,151
Total capital additions	$128,124	$-	$-	$128,124

Total assets	$181,318	$2,489	$185,170	$368,977
Total liabilities	$95,716	$1,248	$3,743	$100,707

Prior to 2021, the Company operated in one reportable segment, being the acquisition, exploration, and development of mineral property interests in Mexico. Geographical segmented information is presented as follows:

	Canada	Mexico	Total
Loss

2021
Loss for the year	$12,107	$10,657	$22,764

2020
Loss for the year	$5,315	$54,617	$59,932

Non-current assets

2021
Value-added taxes receivable	$-	$13,082	$13,082
Deposits	$92	$-	$92
Mineral property, plant and equipment	$181	$165,505	$165,686

2020
Value-added taxes receivable	$-	$12,198	$12,198
Deposits	$73	$-	$73
Mineral property, plant and equipment	$292	$38,717	$39,009